60966  4/00
Prospectus Supplement
dated April 10, 2000 to:
--------------------------------------------------------------------------

PUTNAM EQUITY INCOME FUND
Prospectuses dated March 30, 2000

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

The following officers and the Core Fixed Income Team of Putnam Management have primary responsibility for the day-to-day management of the fund's portfolio. Mr. King's, Ms. Mockard's and Mr. Prusko's length of service to the fund and their experience as portfolio managers or investment analysts over at least the last five years are shown.

Manager                  Since     Experience
---------------------------------------------------------------------------
David L. King            2000      1983 - Present         Putnam Management
Managing Director
---------------------------------------------------------------------------
Jeanne L. Mockard        2000      1990 - Present         Putnam Management
Senior Vice President
---------------------------------------------------------------------------
James M. Prusko          1998      1992 - Present         Putnam Management
Senior Vice President
---------------------------------------------------------------------------